Basis of Presentation and General Information - textual (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and General Information
Entity Incorporation, Date of Incorporation	Mar. 08, 1999
Diana Wilhelmsen Management Limited
Entity Information [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%